Basis of Presentation and Consolidation (Details)	Jun. 30, 2013
Objet Japan Co Ltd [Member]
Ownership percentage	51.00%
Stratasys Shareholders [Member]
Shareholders' ownership percentage	45.00%
Objet Shareholders [Member]
Shareholders' ownership percentage	55.00%